SUBSEQUENT EVENTS (Details Narrative) - shares	Oct. 23, 2023	Sep. 30, 2023	Jul. 19, 2023	Jul. 04, 2023	Apr. 04, 2023	Jan. 03, 2023	Dec. 31, 2022	Oct. 05, 2022	Oct. 03, 2022	Jul. 04, 2022	Jan. 13, 2022	Dec. 31, 2021	Oct. 14, 2021	Oct. 04, 2021	Jul. 05, 2021	May 05, 2021	Mar. 29, 2021
IfrsStatementLineItems [Line Items]
Number of common shares issued		39,643,681	1,733,334	10,961	6,727	6,727	94,917	142,395	6,727	6,727	40,983	37,885,932	200,000	2,403,846	2,000,000	435,337	18,015,883
Events occurring after reporting date [member] | Two directors [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued	24,869					6,727